Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 1,454,823	$ 1,429,354
Changes
Additions	321,666	266,144
Disposals	(19)	(6,643)
Depreciation expense	(196,244)	(211,251)
Impairment	(49)	(1,390)	$ (5,205)
Increase (decrease) in foreign currency translation difference	(124)	(277)
Reclassifications	(39)	0
Other increases (decreases)	(15,731)	(20,973)
Decreases for classification as held for sale	(2,328)	(141)
Total changes	107,132	25,469
Closing balance	1,607,070	1,454,823	1,429,354
Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	45,115
Changes
Closing balance		45,115
Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,499,938
Changes
Closing balance		1,499,938
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,695	24,900
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(35)	(64)
Reclassifications	132	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	(1,172)	(141)
Total changes	(1,075)	(205)
Closing balance	23,620	24,695	24,900
Land [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Land [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,695
Changes
Closing balance		24,695
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	238,808	230,319
Changes
Additions	290	28
Disposals	0	0
Depreciation expense	(32,547)	(29,829)
Impairment	(49)	(437)
Increase (decrease) in foreign currency translation difference	(44)	(93)
Reclassifications	18,533	38,852
Other increases (decreases)	(155)	(32)
Decreases for classification as held for sale	(1,156)	0
Total changes	(15,128)	8,489
Closing balance	252,969	238,808	230,319
Buildings [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,289
Changes
Closing balance		29,289
Buildings [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	268,097
Changes
Closing balance		268,097
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	28,175	24,862
Changes
Additions	332	833
Disposals	0	(74)
Depreciation expense	(8,013)	(7,415)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	(4)
Reclassifications	12,450	9,847
Other increases (decreases)	(339)	126
Decreases for classification as held for sale	0	0
Total changes	4,429	3,313
Closing balance	32,604	28,175	24,862
Other property, plant and equipment [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Other property, plant and equipment [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	28,175
Changes
Closing balance		28,175
Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,892	3,257
Changes
Additions	0	0
Disposals	0	(43)
Depreciation expense	(1,220)	(880)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	(2)
Reclassifications	478	529
Other increases (decreases)	0	31
Decreases for classification as held for sale	0	0
Total changes	(743)	(365)
Closing balance	6,042	2,892	3,257
Transport equipment [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,893
Changes
Closing balance		3,893
Transport equipment [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,785
Changes
Closing balance		6,785
Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,722	1,872
Changes
Additions	37	41
Disposals	0	0
Depreciation expense	(1,144)	(2,056)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(2)	(7)
Reclassifications	751	4,802
Other increases (decreases)	215	70
Decreases for classification as held for sale	0	0
Total changes	(143)	2,850
Closing balance	4,579	4,722	1,872
Supplies and accessoies [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Supplies and accessoies [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,722
Changes
Closing balance		4,722
Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	513	487
Changes
Additions	43	15
Disposals	0	0
Depreciation expense	(161)	(271)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(2)	(3)
Reclassifications	0	251
Other increases (decreases)	27	34
Decreases for classification as held for sale	0	0
Total changes	(93)	26
Closing balance	420	513	487
Equipment Office [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Equipment Office [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	513
Changes
Closing balance		513
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	692	1,050
Changes
Additions	159	0
Disposals	0	0
Depreciation expense	(426)	(483)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	90	122
Other increases (decreases)	148	3
Decreases for classification as held for sale	0	0
Total changes	(29)	(358)
Closing balance	663	692	1,050
Network and communication equipment | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Network and communication equipment | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	692
Changes
Closing balance		692
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,501	16,237
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(7,033)	(8,017)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	16,901	3,281
Other increases (decreases)	1,805	0
Decreases for classification as held for sale	0	0
Total changes	11,673	(4,736)
Closing balance	23,174	11,501	16,237
Mining assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Mining assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,501
Changes
Closing balance		11,501
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,980	3,401
Changes
Additions	492	489
Disposals	(2)	0
Depreciation expense	(1,158)	(1,374)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	(12)
Reclassifications	1,284	2,190
Other increases (decreases)	(1,236)	286
Decreases for classification as held for sale	0	0
Total changes	(621)	1,579
Closing balance	4,359	4,980	3,401
Network infrastructure [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Network infrastructure [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,980
Changes
Closing balance		4,980
Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,117	7,861
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(1,676)	(2,026)
Impairment	0	(12)
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	1,565	76
Other increases (decreases)	(8)	218
Decreases for classification as held for sale	0	0
Total changes	(119)	(1,744)
Closing balance	5,998	6,117	7,861
Power generating assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Power generating assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,117
Changes
Closing balance		6,117
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	207,830	165,054
Changes
Additions	314,236	263,290
Disposals	0	(6,582)
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(140,104)	(184,095)
Other increases (decreases)	(6,646)	(29,837)
Decreases for classification as held for sale	0	0
Total changes	167,486	42,776
Closing balance	375,316	207,830	165,054
Construction in Progress [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Construction in Progress [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	207,830
Changes
Closing balance		207,830
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	923,898	950,054
Changes
Additions	6,077	1,448
Disposals	17	56
Depreciation expense	(142,866)	(158,900)
Impairment	0	(941)
Increase (decrease) in foreign currency translation difference	(38)	(92)
Reclassifications	87,881	124,145
Other increases (decreases)	(9,542)	8,128
Decreases for classification as held for sale	0	0
Total changes	(58,505)	(26,156)
Closing balance	877,326	923,898	950,054
Machinery, plant and equipment | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,933
Changes
Closing balance		11,933
Machinery, plant and equipment | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	935,831
Changes
Closing balance		935,831
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,450,037	4,225,199
Changes
Additions	321,666	266,144
Disposals	(878)	(16,158)
Increase (decrease) in foreign currency translation difference	(203)	(398)
Reclassifications	164	(1)
Other increases (decreases)	(17,576)	(24,608)
Decreases for classification as held for sale	(2,608)	(141)
Total changes	300,565	224,838
Closing balance	4,795,717	4,450,037	4,225,199
Gross carrying amount [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	45,115
Changes
Closing balance		45,115
Gross carrying amount [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,495,152
Changes
Closing balance		4,495,152
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,695	24,900
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(35)	(64)
Reclassifications	132	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	(1,172)	(141)
Total changes	(1,075)	(205)
Closing balance	23,620	24,695	24,900
Gross carrying amount [member] | Land [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Land [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,695
Changes
Closing balance		24,695
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	648,719	610,264
Changes
Additions	290	28
Disposals	0	(38)
Increase (decrease) in foreign currency translation difference	(72)	(134)
Reclassifications	18,526	38,746
Other increases (decreases)	0	(147)
Decreases for classification as held for sale	(1,436)	0
Total changes	17,308	38,455
Closing balance	695,316	648,719	610,264
Gross carrying amount [member] | Buildings [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,289
Changes
Closing balance		29,289
Gross carrying amount [member] | Buildings [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	678,008
Changes
Closing balance		678,008
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	245,731	244,831
Changes
Additions	332	833
Disposals	(858)	(7,811)
Increase (decrease) in foreign currency translation difference	(4)	(8)
Reclassifications	12,456	10,330
Other increases (decreases)	(451)	(2,444)
Decreases for classification as held for sale	0	0
Total changes	11,475	900
Closing balance	257,206	245,731	244,831
Gross carrying amount [member] | Other property, plant and equipment [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Other property, plant and equipment [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	245,731
Changes
Closing balance		245,731
Gross carrying amount [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,668	11,195
Changes
Additions	0	0
Disposals	0	(51)
Increase (decrease) in foreign currency translation difference	(2)	(3)
Reclassifications	477	529
Other increases (decreases)	0	(2)
Decreases for classification as held for sale	0	0
Total changes	475	473
Closing balance	16,036	11,668	11,195
Gross carrying amount [member] | Transport equipment [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,893
Changes
Closing balance		3,893
Gross carrying amount [member] | Transport equipment [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	15,561
Changes
Closing balance		15,561
Gross carrying amount [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,456	19,498
Changes
Additions	37	41
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(9)	(19)
Reclassifications	745	4,889
Other increases (decreases)	302	47
Decreases for classification as held for sale	0	0
Total changes	1,075	4,958
Closing balance	25,531	24,456	19,498
Gross carrying amount [member] | Supplies and accessoies [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Supplies and accessoies [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	24,456
Changes
Closing balance		24,456
Gross carrying amount [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,377	11,105
Changes
Additions	43	15
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(3)	(6)
Reclassifications	0	268
Other increases (decreases)	24	(5)
Decreases for classification as held for sale	0	0
Total changes	64	272
Closing balance	11,441	11,377	11,105
Gross carrying amount [member] | Equipment Office [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Equipment Office [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,377
Changes
Closing balance		11,377
Gross carrying amount [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	7,505	7,356
Changes
Additions	159	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	89	150
Other increases (decreases)	256	(1)
Decreases for classification as held for sale	0	0
Total changes	504	149
Closing balance	8,009	7,505	7,356
Gross carrying amount [member] | Network and communication equipment | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Network and communication equipment | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	7,505
Changes
Closing balance		7,505
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	132,309	129,028
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	16,901	3,281
Other increases (decreases)	12,409	0
Decreases for classification as held for sale	0	0
Total changes	29,310	3,281
Closing balance	161,619	132,309	129,028
Gross carrying amount [member] | Mining assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Mining assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	132,309
Changes
Closing balance		132,309
Gross carrying amount [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,955	27,038
Changes
Additions	492	489
Disposals	(3)	(10)
Increase (decrease) in foreign currency translation difference	(6)	(11)
Reclassifications	1,289	2,100
Other increases (decreases)	(3,034)	349
Decreases for classification as held for sale	0	0
Total changes	(1,262)	2,917
Closing balance	28,693	29,955	27,038
Gross carrying amount [member] | Network infrastructure [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Network infrastructure [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,955
Changes
Closing balance		29,955
Gross carrying amount [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	36,930	36,643
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	1,565	75
Other increases (decreases)	0	212
Decreases for classification as held for sale	0	0
Total changes	1,565	287
Closing balance	38,495	36,930	36,643
Gross carrying amount [member] | Power generating assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Power generating assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	36,930
Changes
Closing balance		36,930
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	207,830	165,054
Changes
Additions	314,236	263,290
Disposals	0	(6,582)
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(140,104)	(184,095)
Other increases (decreases)	(6,646)	(29,837)
Decreases for classification as held for sale	0	0
Total changes	167,486	42,776
Closing balance	375,316	207,830	165,054
Gross carrying amount [member] | Construction in Progress [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Gross carrying amount [member] | Construction in Progress [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	207,830
Changes
Closing balance		207,830
Gross carrying amount [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,068,862	2,938,287
Changes
Additions	6,077	1,448
Disposals	(17)	(1,666)
Increase (decrease) in foreign currency translation difference	(72)	(153)
Reclassifications	88,088	123,726
Other increases (decreases)	(20,436)	7,220
Decreases for classification as held for sale	0	0
Total changes	73,640	130,575
Closing balance	3,154,435	3,068,862	2,938,287
Gross carrying amount [member] | Machinery, plant and equipment | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,933
Changes
Closing balance		11,933
Gross carrying amount [member] | Machinery, plant and equipment | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,080,795
Changes
Closing balance		3,080,795
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,995,214)	(2,795,845)
Changes
Disposals	859
Disposals		9,515
Depreciation expense	(196,244)	(211,251)
Impairment	(49)	(1,390)
Increase (decrease) in foreign currency translation difference	79	121
Reclassifications	(203)	1
Other increases (decreases)	1,845	3,635
Decreases for classification as held for sale	280
Total changes	(193,433)	(199,369)
Closing balance	(3,188,647)	(2,995,214)	(2,795,845)
Accumulated depreciation and amortisation [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Changes
Disposals	0
Disposals		0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0
Total changes	0	0
Closing balance	0	0	0
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(409,911)	(379,945)
Changes
Disposals	0
Disposals		38
Depreciation expense	(32,547)	(29,829)
Impairment	(49)	(437)
Increase (decrease) in foreign currency translation difference	28	41
Reclassifications	7	106
Other increases (decreases)	(155)	115
Decreases for classification as held for sale	280
Total changes	(32,436)	(29,966)
Closing balance	(442,347)	(409,911)	(379,945)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(217,556)	(219,969)
Changes
Disposals	858
Disposals		7,737
Depreciation expense	(8,013)	(7,415)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	3	4
Reclassifications	(6)	(483)
Other increases (decreases)	112	2,570
Decreases for classification as held for sale	0
Total changes	(7,046)	2,413
Closing balance	(224,602)	(217,556)	(219,969)
Accumulated depreciation and amortisation [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(8,776)	(7,938)
Changes
Disposals	0
Disposals		8
Depreciation expense	(1,220)	(880)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	1	1
Reclassifications	1	0
Other increases (decreases)	0	33
Decreases for classification as held for sale	0
Total changes	(1,218)	(838)
Closing balance	(9,994)	(8,776)	(7,938)
Accumulated depreciation and amortisation [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(19,734)	(17,626)
Changes
Disposals	0
Disposals		0
Depreciation expense	(1,144)	(2,056)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	7	12
Reclassifications	6	(87)
Other increases (decreases)	(87)	23
Decreases for classification as held for sale	0
Total changes	(1,218)	(2,108)
Closing balance	(20,952)	(19,734)	(17,626)
Accumulated depreciation and amortisation [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(10,864)	(10,618)
Changes
Disposals	0
Disposals		0
Depreciation expense	(161)	(271)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	1	3
Reclassifications	0	(17)
Other increases (decreases)	3	39
Decreases for classification as held for sale	0
Total changes	(157)	(246)
Closing balance	(11,021)	(10,864)	(10,618)
Accumulated depreciation and amortisation [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(6,813)	(6,306)
Changes
Disposals	0
Disposals		0
Depreciation expense	(426)	(483)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	1	(28)
Other increases (decreases)	(108)	4
Decreases for classification as held for sale	0
Total changes	(533)	(507)
Closing balance	(7,346)	(6,813)	(6,306)
Accumulated depreciation and amortisation [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(120,808)	(112,791)
Changes
Disposals	0
Disposals		0
Depreciation expense	(7,033)	(8,017)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	(10,604)	0
Decreases for classification as held for sale	0
Total changes	(17,637)	(8,017)
Closing balance	(138,445)	(120,808)	(112,791)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(24,975)	(23,637)
Changes
Disposals	1
Disposals		10
Depreciation expense	(1,158)	(1,374)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	5	(1)
Reclassifications	(5)	90
Other increases (decreases)	1,798	(63)
Decreases for classification as held for sale	0
Total changes	641	(1,338)
Closing balance	(24,334)	(24,975)	(23,637)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(30,813)	(28,782)
Changes
Disposals	0
Disposals		0
Depreciation expense	(1,676)	(2,026)
Impairment	0	(12)
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	1
Other increases (decreases)	(8)	6
Decreases for classification as held for sale	0
Total changes	(1,684)	(2,031)
Closing balance	(32,497)	(30,813)	(28,782)
Accumulated depreciation and amortisation [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Changes
Disposals	0
Disposals		0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0
Total changes	0	0
Closing balance	0	0	0
Accumulated depreciation and amortisation [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,144,964)	(1,988,233)
Changes
Disposals	0
Disposals		1,722
Depreciation expense	(142,866)	(158,900)
Impairment	0	(941)
Increase (decrease) in foreign currency translation difference	34	61
Reclassifications	(207)	419
Other increases (decreases)	10,894	908
Decreases for classification as held for sale	0
Total changes	(132,145)	(156,731)
Closing balance	(2,277,109)	(2,144,964)	$ (1,988,233)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	(7,951)
Impairment	0
Other increases (decreases)	0
Total changes	(7,951)
Closing balance	37,164	0
Right-of-use assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	45,115
Changes
Closing balance		45,115
Right-of-use assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	45,115
Changes
Closing balance		45,115
Right-of-use assets [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Land [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Land [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	(3,547)
Impairment	0
Other increases (decreases)	0
Total changes	(3,547)
Closing balance	25,742	0
Right-of-use assets [member] | Buildings [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,289
Changes
Closing balance		29,289
Right-of-use assets [member] | Buildings [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,289
Changes
Closing balance		29,289
Right-of-use assets [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Other property, plant and equipment [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Other property, plant and equipment [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	(537)
Impairment	0
Other increases (decreases)	0
Total changes	(537)
Closing balance	3,356	0
Right-of-use assets [member] | Transport equipment [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,893
Changes
Closing balance		3,893
Right-of-use assets [member] | Transport equipment [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,893
Changes
Closing balance		3,893
Right-of-use assets [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Supplies and accessoies [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Supplies and accessoies [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Equipment Office [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Equipment Office [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Network and communication equipment | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Network and communication equipment | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Mining assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Mining assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Network infrastructure [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Network infrastructure [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Power generating assets [member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Power generating assets [member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	0
Impairment	0
Other increases (decreases)	0
Total changes	0
Closing balance	0	0
Right-of-use assets [member] | Construction in Progress [Member] | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Construction in Progress [Member] | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance		0
Right-of-use assets [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Depreciation expense	(3,867)
Impairment	0
Other increases (decreases)	0
Total changes	(3,867)
Closing balance	8,066	0
Right-of-use assets [member] | Machinery, plant and equipment | Initial recognition of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,933
Changes
Closing balance		11,933
Right-of-use assets [member] | Machinery, plant and equipment | Restated Balance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 11,933
Changes
Closing balance		$ 11,933